Shareholder Report, Holdings (Details)	May 31, 2025
C000005493 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005493 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005493 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005493 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005493 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005493 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005493 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005493 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005493 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005493 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005493 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000005493 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000005493 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000005493 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005493 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005493 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005494 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005494 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005494 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005494 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005494 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005494 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005494 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005494 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005494 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005494 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005494 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000005494 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000005494 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000005494 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005494 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005494 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005495 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005495 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005495 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005495 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005495 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005495 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005495 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005495 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005495 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005495 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005495 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000005495 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000005495 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000005495 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005495 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005495 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244822 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244822 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244822 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244822 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244822 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244822 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244822 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244822 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244822 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244822 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244822 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000244822 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000244822 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000244822 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244822 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244822 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%